Derivative instruments (Narrative) (Detail 1)	Dec. 31, 2017	Dec. 31, 2016
Interest rate swaps | Over-the-counter | Within 1 year
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	54.00%	52.00%
Interest rate swaps | Over-the-counter | Due between 1 and 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	28.00%	29.00%
Interest rate swaps | Over-the-counter | Due after 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	18.00%	19.00%
Credit default swaps | Within 1 year
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	23.00%	29.00%
Credit default swaps | Due between 1 and 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	65.00%	61.00%
Credit default swaps | Due after 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	12.00%	10.00%
UBS AG | Interest rate swaps | Over-the-counter | Within 1 year
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	54.00%	52.00%
UBS AG | Interest rate swaps | Over-the-counter | Due between 1 and 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	28.00%	29.00%
UBS AG | Interest rate swaps | Over-the-counter | Due after 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	18.00%	19.00%
UBS AG | Credit default swaps | Within 1 year
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	23.00%	29.00%
UBS AG | Credit default swaps | Due between 1 and 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	65.00%	61.00%
UBS AG | Credit default swaps | Due after 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	12.00%	10.00%